EQUITY ACTIVITY (Tables)	12 Months Ended
Dec. 31, 2016
EQUITY ACTIVITY
Reclassifications and Taxes Related to Items of Other Comprehensive Income

Reclassifications and Taxes Related to Items of Other Comprehensive Income

($ in millions)

	Before Tax	Tax (Expense)/	Net of Tax
For the year ended December 31, 2016:	Amount	Benefit	Amount
Other comprehensive income/(loss)
Foreign currency translation adjustments	$(20)	$(120)	$(140)
Net changes related to available-for-sale securities
Unrealized gains/(losses) arising during the period	$(38)	$14	$(23)
Reclassification of (gains)/losses to other (income) and expense	34	(13)	21

Total net changes related to available-for-sale securities	$(3)	$1	$(2)

Unrealized gains/(losses) on cash flow hedges
Unrealized gains/(losses) arising during the period	$243	$(80)	$163
Reclassification of (gains)/losses to:
Cost of sales	13	(8)	6
SG&A expense	(4)	(2)	(7)
Other (income) and expense	68	(26)	42
Interest expense	24	(9)	15

Total unrealized gains/(losses) on cash flow hedges	$345	$(126)	$219

Retirement-related benefit plans (1)
Net (losses)/gains arising during the period	$(2,490)	$924	$(1,566)
Curtailments and settlements	(16)	1	(15)
Amortization of prior service (credits)/costs	(107)	34	(74)
Amortization of net (gains)/losses	2,764	(976)	1,788

Total retirement-related benefit plans	$150	$(19)	$132

Other comprehensive income/(loss)	$472	$(263)	$209

(1)	These AOCI components are included in the computation of net periodic pension cost. (See note S, “Retirement-Related Benefits,” for additional information.)

($ in millions)

	Before Tax	Tax (Expense)/	Net of Tax
For the year ended December 31, 2015:	Amount	Benefit	Amount
Other comprehensive income/(loss)
Foreign currency translation adjustments	$(1,379)	$(342)	$(1,721)
Net changes related to available-for-sale securities
Unrealized gains/(losses) arising during the period	$(54)	$21	$(33)
Reclassification of (gains)/losses to other (income) and expense	86	(33)	53

Total net changes related to available-for-sale securities	$32	$(12)	$20

Unrealized gains/(losses) on cash flow hedges
Unrealized gains/(losses) arising during the period	$618	$(218)	$399
Reclassification of (gains)/losses to:
Cost of sales	(192)	57	(135)
SG&A expense	(149)	43	(105)
Other (income) and expense	(731)	281	(451)
Interest expense	0	0	0

Total unrealized gains/(losses) on cash flow hedges	$(454)	$162	$(292)

Retirement-related benefit plans (1)
Prior service costs/(credits)	$6	$(2)	$4
Net (losses)/gains arising during the period	(2,963)	1,039	(1,925)
Curtailments and settlements	33	(9)	24
Amortization of prior service (credits)/costs	(100)	36	(65)
Amortization of net (gains)/losses	3,304	(1,080)	2,223

Total retirement-related benefit plans	$279	$(17)	$262

Other comprehensive income/(loss)	$(1,523)	$(208)	$(1,731)

(1)	These AOCI components are included in the computation of net periodic pension cost. (See note S, “Retirement-Related Benefits,” for additional information.)

($ in millions)

	Before Tax	Tax (Expense)/	Net of Tax
For the year ended December 31, 2014:	Amount	Benefit	Amount
Other comprehensive income/(loss)
Foreign currency translation adjustments	$(1,636)	$(438)	$(2,074)
Net changes related to available-for-sale securities
Unrealized gains/(losses) arising during the period	$(29)	$11	$(18)
Reclassification of (gains)/losses to other (income) and expense	5	(2)	3

Total net changes related to available-for-sale securities	$(24)	$9	$(15)

Unrealized gains/(losses) on cash flow hedges
Unrealized gains/(losses) arising during the period	$958	$(341)	$618
Reclassification of (gains)/losses to:
Cost of sales	15	(7)	9
SG&A expense	(15)	6	(9)
Other (income) and expense	(98)	38	(60)
Interest expense	1	0	0

Total unrealized gains/(losses) on cash flow hedges	$861	$(304)	$557

Retirement-related benefit plans (1)
Prior service costs/(credits)	$1	$0	$1
Net (losses)/gains arising during the period	(9,799)	3,433	(6,366)
Curtailments and settlements	24	(7)	17
Amortization of prior service (credits)/costs	(114)	41	(73)
Amortization of net (gains)/losses	2,531	(852)	1,678

Total retirement-related benefit plans	$(7,357)	$2,615	$(4,742)

Other comprehensive income/(loss)	$(8,156)	$1,883	$(6,274)

(1)	These AOCI components are included in the computation of net periodic pension cost. (See note S, “Retirement-Related Benefits,” for additional information.)

Accumulated Other Comprehensive Income/(Loss) (net of tax)

Accumulated Other Comprehensive Income/(Loss) (net of tax)

($ in millions)

			Net Change	Net Unrealized
	Net Unrealized	Foreign	Retirement-	Gains/(Losses)	Accumulated
	Gains/(Losses)	Currency	Related	on Available-	Other
	on CashFlow	Translation	Benefit	For-Sale	Comprehensive
	Hedges	Adjustments*	Plans	Securities	Income/(Loss)
December 31, 2013	$(165)	$332	$(21,767)	$(1)	$(21,602)
Other comprehensive income before reclassifications	618	(2,074)	(6,348)	(18)	(7,822)
Amount reclassified from accumulated other comprehensive income	(60)	0	1,605	3	1,548

Total change for the period	557	(2,074)	(4,742)	(15)	(6,274)

December 31, 2014	392	(1,742)	(26,509)	(15)	(27,875)
Other comprehensive income before reclassifications	399	(1,721)	(1,897)	(33)	(3,252)
Amount reclassified from accumulated other comprehensive income	(691)	0	2,158	53	1,520

Total change for the period	(292)	(1,721)	262	20	(1,731)

December 31, 2015	100	(3,463)	(26,248)	5	(29,607)
Other comprehensive income before reclassifications	163	(140)	(1,581)	(23)	(1,581)
Amount reclassified from accumulated other comprehensive income	56	0	1,714	21	1,791

Total change for the period	219	(140)	132	(2)	209

December 31, 2016	$319	$(3,603)	$(26,116)	$2	$(29,398)

*	Foreign currency translation adjustments are presented gross except for any associated hedges which are presented net of tax.